CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SMALL COMPANIES FUND

CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2013

The date of this Supplement is May 14, 2013.

Important Notice Regarding Change in Board of Trustees Leadership and Executive Officers

At a meeting of the Board of Trustees of Clearwater Investment Trust (the “Trust”) on May 9–10, 2013, the Board of Trustees of the Trust approved the appointment of James E. Johnson as Chairman of the Board of Trustees, Edward R. Titcomb III as Chairman of the Audit Committee of the Board of Trustees, Justin H. Weyerhaeuser as President and Treasurer of the Trust, and Jennifer D. Lammers as Secretary of the Trust, in each case effective immediately following the meeting.

Accordingly, the Prospectus is amended as follows.

1.	On the last page of the Prospectus, the information under “EXECUTIVE OFFICERS” is deleted and replaced with the following:

Justin H. Weyerhaeuser, President and Treasurer

Jennifer D. Lammers, Secretary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SMALL COMPANIES FUND

CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2013

The date of this Supplement is May 14, 2013.

Important Notice Regarding Change in Board of Trustees Leadership and Executive Officers

At a meeting of the Board of Trustees of Clearwater Investment Trust (the “Trust”) on May 9–10, 2013, the Board of Trustees of the Trust approved the appointment of James E. Johnson as Chairman of the Board of Trustees, Edward R. Titcomb III as Chairman of the Audit Committee of the Board of Trustees, Justin H. Weyerhaeuser as President and Treasurer of the Trust, and Jennifer D. Lammers as Secretary of the Trust, in each case effective immediately following the meeting.

Accordingly, the following changes are made to the Statement of Additional Information of the Trust:

1.	The table under the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Information about the Independent Trustees” is deleted and replaced with the following:
Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years	Number of Portfolios in the Fund Complex to Be Overseen by the Trustee	Other Directorships Held by the Trustee During the Last 5 Years
James E. Johnson (70) 30 East 7th Street, Saint Paul, Minnesota 55101	Trustee, Chairman of the Board	As Trustee; Tenure: 2 yrs Term: Indefinite As Chairman; Tenure: May 2013 – Present Term: Reappointed Annually	Retired as Executive Vice President, Securian Financial Group, Inc. in 2010, Securian Financial Group, Inc. (1968-2010)	4	None

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Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years	Number of Portfolios in the Fund Complex to Be Overseen by the Trustee	Other Directorships Held by the Trustee During the Last 5 Years
Charles W. Rasmussen (46)[1] 30 East 7th Street, Saint Paul, Minnesota 55101	Trustee, Chairman of the Nominating Committee	As Trustee: Tenure: 13 yrs Term: Indefinite As Chairman of the Nominating Committee; Tenure: 2 yrs Term: Reappointed Annually	President and Chief Executive Officer, P&G Manufacturing, Inc. (air filtration equipment, 2002-Present)	4	None
Laura E. Rasmussen (49)[1] 30 East 7th Street, Saint Paul, Minnesota 55101	Trustee	Tenure: 13 yrs Term: Indefinite	Business Owner, 3 Kittens Needle Arts (textile sales, 2006-Present)	4	None
Edward R. Titcomb III (38) 30 East 7th Street, Saint Paul, Minnesota 55101	Trustee, Chairman of the Audit Committee	As Trustee; Tenure: 2 yrs Term: Indefinite As Chairman of the Audit Committee; Tenure: May 2013 – Present Term: Reappointed Annually	Vice President, Trust Point Inc. (2010-Present), Key Account Manager, GWG Life (2008- 2010), Relationship Manager, The Hartford (2007-2008), Trust Officer, US Trust (2004-2006)	4	None
[1]	Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are the niece or nephew of Mr. Frederick T. Weyerhaeuser (see below).

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2.	The table under the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Information about the Funds’ Executive Officers and Interested Trustees” is deleted and replaced with the following:

Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years	Number of Portfolios in the Fund Complex to Be Overseen by the Trustee	Other Directorships Held by the Trustee During the Last 5 Years
Frederick T. Weyerhaeuser (81)[1] 30 East 7th Street, Saint Paul, Minnesota 55101	Trustee	As Trustee; Tenure: 25 yrs Term: Indefinite	Private Investor	4	None
Justin H. Weyerhaeuser (39)[2] 30 East 7th Street, Saint Paul, Minnesota 55101	Trustee, President and Treasurer	As Trustee; Tenure: 5 yrs Term: Indefinite As Officer; Tenure: May 2013 - Present Term: Reappointed Annually	Private Investor (February 2013 – May 2013), Attorney, Davis Graham & Stubbs LLP (law firm, November 2011 –February 2013) Husch Blackwell (law firm, July 2011 – November 2011), Jacobs Chase Attorneys (2009-July 2011), Volunteer Attorney, ACLU of Colorado (2007-2009), Private Investor (2006-2007)	4	None

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[1]	Mr. Frederick T. Weyerhaeuser is an interested Trustee due to his daughter’s position as a director of Clearwater Management Company, the Funds’ investment manager.

[2]	Mr. Justin H. Weyerhaeuser is an interested Trustee due to his positions as the Funds’ President and Treasurer.

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Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years	Number of Portfolios in the Fund Complex to Be Overseen by the Trustee	Other Directorships Held by the Trustee During the Last 5 Years
Jennifer D. Lammers (52) 30 East 7th Street, Saint Paul, Minnesota 55101	Chief Compliance Officer, Secretary	As Chief Compliance Officer; Tenure: September 2009 – Present Term: Reappointed Annually As Secretary; Tenure: May 2013 – Present Term: Reappointed Annually	Chief Compliance Officer, Clearwater Management Company, Inc. (2009-Present), Chief Compliance Officer and Chief Financial Officer, Fiduciary Counselling, Inc. (2009-Present), Chief Compliance Officer, River Source Funds and Riversource Investments (2006-2009), President, Tamarack Funds and Director of Finance, Voyageur Asset Management (2003 – 2006)	N/A	N/A
Catherine A. Nguyen (31) The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603	Assistant Treasurer	Tenure: September 2011 – Present Term: Reappointed Annually	The Northern Trust Company, Vice President and Client Service Delivery Manager (2011-Present), Deloitte & Touche LLP, External Audit Manager (2008-2010), External Audit Senior (2005-2008)	N/A	N/A
Marcia Lucas (45) The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603	Assistant Secretary	Tenure: March 2011 – Present Term: Reappointed Annually	The Northern Trust Company, Vice President (2011-Present), Second Vice President (2010-2011), Partner, Michael Best & Friedrich LLP (2005-2008)	N/A	N/A

3.	The fourth paragraph under the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Responsibilities of the Board of Trustees” will be deleted and replaced with the following:

James E. Johnson serves as Chairman of the Board of Trustees.

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4.	The seventh paragraph under the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Responsibilities of the Board of Trustees” will be deleted and replaced with the following:

The Board of Trustees has organized an Audit Committee comprised solely of the Independent Trustees. Edward R. Titcomb III serves as Chairman of the Audit Committee. The duties of the Audit Committee include (i) oversee the accounting and financial reporting processes and related internal controls, (ii) oversee and review the results of the independent audits, and (iii) evaluate the qualifications, independence and performance of the independent auditors and make recommendations to the Board of Trustees regarding the selection of independent auditors.

5.	The first paragraph under the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Compensation of Trustees and Officers” will be deleted and replaced with the following:

The Trust pays no salaries to its officers. The Trustees generally meet four times per year. Each Trustee is paid a $2,000 annual retainer, $2,000 per meeting attended in person, and $500 if attending via telephone. For committee meetings, Trustees are paid $250 if such committee meeting occurs separately from a regularly scheduled Trustee meeting. Members of the Audit Committee are paid $500 for the meeting during which the annual report to shareholders and the results of the annual audit are reviewed with the independent auditors. Justin H. Weyerhaeuser, who serves as the President and Treasurer of the Trust, receives an additional retainer of $90,000. Expenses incurred by Trustees in attending meetings are reimbursed. Such Trustee fees and expenses are reimbursed or paid for by CMC under the advisory agreements. The following table sets forth the amounts of compensation received by each Trustee related to Trustee services during the year ended December 31, 2012.

6.	On the last page of the Statement of Additional Information, the information under “EXECUTIVE OFFICERS” will be deleted and replaced with the following:

Justin H. Weyerhaeuser, President and Treasurer

Jennifer D. Lammers, Secretary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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